Vessels, Port Terminals and Other Fixed Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Line Items]
Transfers	$ 0	$ 4,590	$ 0
Cost
Property Plant And Equipment [Line Items]
Balance	2,087,441	2,026,227	2,439,996
Additions	145,962	137,050	238,362
Disposals		(71,246)	(81,606)
Restructure of capital lease		(4,590)
Write-off	(22)
Navios Acquisition deconsolidation			(570,525)
Balance	2,233,381	2,087,441	2,026,227
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(340,948)	(258,281)	(190,319)
Additions	(83,572)	(86,808)	(89,062)
Disposals		4,141	4,810
Restructure of capital lease		0
Write-off	22
Navios Acquisition deconsolidation			16,290
Balance	(424,498)	(340,948)	(258,281)
Net Book Value
Property Plant And Equipment [Line Items]
Balance	1,746,493	1,767,946	2,249,677
Additions	62,390	50,242	149,300
Disposals		(67,105)	(76,796)
Restructure of capital lease		(4,590)
Write-off	0
Navios Acquisition deconsolidation			(554,235)
Balance	1,808,883	1,746,493	1,767,946
Vessels | Cost
Property Plant And Equipment [Line Items]
Balance	1,631,900	1,600,803	1,548,383
Additions	85,727	102,306	133,874
Disposals		(71,209)	(81,454)
Balance	1,717,627	1,631,900	1,600,803
Vessels | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(245,174)	(185,578)	(127,082)
Additions	(63,287)	(63,737)	(63,203)
Disposals		4,141	4,707
Balance	(308,461)	(245,174)	(185,578)
Vessels | Net Book Value
Property Plant And Equipment [Line Items]
Balance	1,386,726	1,415,225	1,421,301
Additions	22,440	38,569	70,671
Disposals		(67,068)	(76,747)
Balance	1,409,166	1,386,726	1,415,225
Port Terminals (Navios Logistics) | Cost
Property Plant And Equipment [Line Items]
Balance	86,240	74,336	65,258
Additions	16,812	11,904	9,230
Disposals			(152)
Write-off	(22)
Balance	103,030	86,240	74,336
Port Terminals (Navios Logistics) | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(14,251)	(11,466)	(9,031)
Additions	(2,853)	(2,785)	(2,538)
Disposals			103
Write-off	22
Balance	(17,082)	(14,251)	(11,466)
Port Terminals (Navios Logistics) | Net Book Value
Property Plant And Equipment [Line Items]
Balance	71,989	62,870	56,227
Additions	13,959	9,119	6,692
Disposals			(49)
Write-off	0
Balance	85,948	71,989	62,870
Tanker vessels, barges and push boats (Navios Logistics) | Cost
Property Plant And Equipment [Line Items]
Balance	356,408	340,990	278,837
Additions	40,586	20,008	62,153
Restructure of capital lease		(4,590)
Transfers	3,030
Balance	400,024	356,408	340,990
Tanker vessels, barges and push boats (Navios Logistics) | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(77,398)	(58,015)	(42,637)
Additions	(16,384)	(19,383)	(15,378)
Restructure of capital lease		0
Transfers	0
Balance	(93,782)	(77,398)	(58,015)
Tanker vessels, barges and push boats (Navios Logistics) | Net Book Value
Property Plant And Equipment [Line Items]
Balance	279,010	282,975	236,200
Additions	24,202	625	46,775
Restructure of capital lease		(4,590)
Transfers	3,030
Balance	306,242	279,010	282,975
Tanker vessels (Navios Acquisition) | Cost
Property Plant And Equipment [Line Items]
Balance			538,751
Additions			31,774
Navios Acquisition deconsolidation			(570,525)
Balance			0
Tanker vessels (Navios Acquisition) | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance			(9,092)
Additions			(7,198)
Navios Acquisition deconsolidation			16,290
Balance			0
Tanker vessels (Navios Acquisition) | Net Book Value
Property Plant And Equipment [Line Items]
Balance			529,659
Additions			24,576
Navios Acquisition deconsolidation			(554,235)
Balance			0
Other fixed assets | Cost
Property Plant And Equipment [Line Items]
Balance	12,893	10,098	8,767
Additions	2,836	2,832	1,331
Disposals		(37)
Transfers	(3,030)
Balance	12,699	12,893	10,098
Other fixed assets | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(4,125)	(3,222)	(2,477)
Additions	(1,048)	(903)	(745)
Disposals		0
Transfers	0
Balance	(5,173)	(4,125)	(3,222)
Other fixed assets | Net Book Value
Property Plant And Equipment [Line Items]
Balance	8,768	6,876	6,290
Additions	1,788	1,929	586
Disposals		(37)
Transfers	(3,030)
Balance	$ 7,526	$ 8,768	$ 6,876